Other Receivables, Deposits and Prepayments, Net (Tables)	12 Months Ended
Jun. 30, 2025
Other Receivables, Deposits and Prepayments, Net [Abstract]
Schedule of Other Receivables, Deposits and Prepayments, Net
	June 30, 2025	June 30, 2024
	RM	RM

Other receivables	-	246,088
Deposits	4,022,650	9,034,225
Prepayments	152,660	192,880
	4,175,310	9,473,193
Less : Impairment allowance	(4,000,000)	-
	175,310	9,473,193